UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number _ 811 - 825 _______________________________________________

American Growth Fund, Inc. ______________________________________________________________

(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, CO 80203 ______________________________________________________

(Address of principal executive offices)

(Zip code)

(Name and address of agent for service)

Registrant s telephone number, including area code: _ 303 - 626 - 0600 _____________________________

Date of fiscal year end: _ July 31, 2019 ______________________________________________________

Date of reporting period: _ July 31, 2019 ____________________________________________________

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e -1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

This amendment is being filed to include a cover page, the Fund s Code of Ethics and Items 2-13. This filing also includes updated certifications.